Condensed financial information of the Company	12 Months Ended
Dec. 31, 2018
Condensed financial information of the Company [Abstract]
Condensed financial information of the Company
26.	Condensed financial information of the Company

The condensed financial statements of Xinyuan Real Estate Co., Ltd. have been prepared in accordance with U.S. GAAP. Under the PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the Company in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling US$777,376,696 as of December 31, 2018 (2017: US$592,660,269).

Condensed Balance Sheets

	Year ended December 31
	2017	2018
	US$	US$

ASSETS

Current assets
Cash and cash equivalents	15,726,978	93,606,791
Other receivables	-	665,428
Other current assets	46,780	250,569
Due from subsidiaries	720,955,318	667,811,964
Due from related parities	561,872	348,076

Total current assets	737,290,948	762,682,828

Investments in subsidiaries	1,287,013,327	1,142,335,163

TOTAL ASSETS	2,024,304,275	1,905,017,991

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities
Short-term bank loan	58,716,253	-
PRC income tax payable	13,388	13,388
PRC other tax payable	902,190	902,190
Other payable and accrued liabilities	16,747,632	24,090,605
Current portion of long-term bank loan	64,845,655	397,039,358
Payroll and welfare payables	7,238,573	2,817,136

Total current liabilities	148,463,691	424,862,677

Long term bank loan	-	3,178,000
Other long-term debt	883,268,735	796,606,833

Total liabilities	1,031,732,426	1,224,647,510

Shareholders’ equity
Common shares, $ 0.0001 par value:
Authorized- 500,000,000 shares, issued and outstanding- 119,805,636 shares for 2018 (2017: 129,578,676 shares)	16,314	16,399
Treasury shares	(67,792,368)	(87,639,088)
Additional paid-in capital	543,338,206	532,117,479
Retained earnings	517,009,697	235,875,691

Total shareholders’ equity	992,571,849	680,370,481

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	2,024,304,275	1,905,017,991

Condensed Statements of Comprehensive Income

	Year ended December 31
	2016	2017	2018
	US$	US$	US$
General and administrative expenses	(20,081,338)	(13,781,596)	(9,877,059)

Operating loss	(20,081,338)	(13,781,596)	(9,877,059)
Interest expense	(65,092,711)	(65,387,198)	(105,990,420)
Interest income	127,852	3,200,520	1,221,465
(Loss)/Gain on extinguishment of debt	(12,123,750)	(15,879,702)	3,267,457
Other expenses	40,922	1,114,517	(11,135,488)
Equity in profit of subsidiaries, net	170,106,573	154,361,010	195,548,594

Income from operations before income taxes	72,977,548	63,627,551	73,034,549
Income taxes	-	-	-

Net income attributable to common shareholders	72,977,548	63,627,551	73,034,549

Other comprehensive (loss)/income, net of tax of nil
Foreign currency translation adjustments	(65,634,725)	63,908,624	(59,347,915)

Comprehensive income attributable to shareholders	7,342,823	127,536,175	13,686,634

Condensed Statements of Cash Flows

	Year ended December 31
	2016	2017	2018
	US$	US$	US$
Cash flows from operating activities:
Net income	72,977,548	63,627,551	73,034,549
Adjustment to reconcile net income to net cash provided by operating activities:
Equity in profit of subsidiaries, net	(170,106,573)	(154,361,010)	(195,548,594)
Stock based compensation expense	7,085,958	4,266,373	3,152,908
Amortization of deferred charges	7,067,935	4,036,412	7,415,821
Loss on extinguishment of debt	12,123,750	15,879,702	(3,267,457)
Other deposits and prepayments	2,389,045	-	-
Other receivables	-	-	(665,428)
Other current assets	2,320	(2,214)	(203,789)
Other payable and accrued liabilities	3,679,102	4,874,134	7,342,974
Payroll and welfare payables	119,168	2,893,230	(590,356)
Amount due from related parties	-	(561,872)	213,796
Net cash used in operating activities	(64,661,747)	(59,347,694)	(109,115,576)

Cash flows from financing activities:
Changes in due from a subsidiary	181,515,577	(326,904,897)	53,143,354
Proceeds from short-term bank loans	-	24,294,636	-
Repayments of short-term bank loans	(146,208,974)	-	(13,250,000)
Proceeds from long-term bank loans	23,250,000	-	3,178,000
Repayments from long-term bank loans	-	-	-
Proceeds from other long-term debts	300,000,000	603,179,617	200,000,000
Repayment of other long-term debts	(186,164,616)	(201,002,731)	-
Purchase of treasury shares	(29,688,648)	(14,058,280)	(19,846,720)
Dividends to shareholders	(20,545,257)	(26,090,734)	(25,739,147)
Deferred charges	(7,621,208)	(13,952,084)	(4,082,815)
Purchase of shares under RSU plan	(4,003,999)	-	(7,797,949)
Loss on extinguishment of debt	(12,123,750)	(13,000,000)	-
Proceeds from exercise of stock options	1,454,020	6,111,912	1,390,666

Net cash provided by financing activities	99,863,145	38,577,439	186,995,389

Net increase/(decrease) in cash and cash equivalents	35,201,398	(20,770,255)	77,879,813
Cash and cash equivalents, at the beginning of the year	1,295,835	36,497,233	15,726,978

Cash and cash equivalents, at end of the period	36,497,233	15,726,978	93,606,791

(a)	Basis of presentation

In the company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus its equity interest in undistributed earnings of subsidiaries since inception. The company-only financial statements should be read in conjunction with the Company’s consolidated financial statements.

The Company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323, Investment-Equity Method and Joint Ventures. Such investment is presented on the balance sheet as “Investments in subsidiaries” and share of the subsidiaries’ profit or loss as “Equity in profit of subsidiaries, net” on the condensed statements of comprehensive income.

The subsidiaries did not pay any dividends to the Company for the periods presented.

(b)	Related party transactions

As of December 31,2017 and 2018, the Company had US$671,853,439 and US$618,710,085 due from its wholly-owned subsidiaries. These amounts mainly reflect intercompany loans from the Company to Xinyuan Real Estate, Ltd. While intercompany loans have no fixed payments terms, the Company has a legal enforceable right to demand payment at any time, and Xinyuan Real Estate, Ltd. has the ability to repay the outstanding balance on demand.

In 2013, the Company also entered into a separate loan facility agreement with XIN Development Group International Inc. Pursuant to the agreement, the Company will provide a loan facility to XIN Development for the period from July 1, 2013 to January 18, 2018 amounting to US$50,000,000 at 17.5% per annum. As of December 31, 2018, the Company has US$116,656,089 (2017: US$99,289,833) including accrued interest of US$67,554,210 (2017: US$50,187,954), due from XIN Development under this loan facility.

(c)	Commitments

The Company does not have significant commitments or long-term obligations as of the period end presented.